Consolidated Statements of Cash Flows - BRL (R$) R$ in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Cash flows from operating activities
Profit before taxation	R$ 212,600	R$ 192,115	R$ 77,700
Adjustments to reconcile net income to cash flows from operations:
Depreciation and amortization	13,228	16,520	17,520
Unrealized gain of financial instruments at fair value through profit or loss	(8,251)	(20,104)	(7,103)
Finance expense on liabilities at amortized cost	203	181	162
Allowance for expected credit loss	59	69	52
Financial result on lease agreements	11,691	11,180	10,584
Adjustments To Reconcile Profit Loss Other Than Changes In Working Capital	229,530	199,961	98,915
Changes in assets and liabilities
Accounts receivables	(813)	(53,798)	(4,762)
Taxes recoverable	15	(639)	439
Other assets	(7,549)	(3,500)	144
Trade payables	713	115	(2,629)
Accounts payable	(858)	1,899	(4,345)
Labor and social security obligations	9,776	13,053	695
Taxes and contributions payable	(5,246)	3,248	(1,362)
Payables to related parties	0	(27)	21
Other payables	0	(2,039)	2,507
Increase Decrease In Working Capital	(3,962)	(41,687)	(9,292)
Cash generated from operations	225,568	158,274	89,623
Income tax paid	(30,242)	(25,932)	(16,339)
Net cash inflow from operating activities	195,326	132,342	73,284
Cash flows from investing activities
Purchases of property and equipment and additions to intangible assets	(2,016)	(1,737)	(965)
Acquisition of non-controlling quotas	(1,183)	0	0
Purchase of financial instruments at fair value through profit or loss	(375,006)	(273,051)	(192,083)
Sales of financial instruments at fair value through profit or loss	453,517	234,942	176,028
Net cash (outflow) from investing activities	75,312	(39,846)	(17,020)
Cash flows from financing activities
Issuance (purchase) of quotas	135	(225)	112
Advance to capital increase	0	0	580
Capital increase (deacrease) of non-controlling interests in the equity of subsidiaries	(900)	0	266
Lease payments, net of sublease received	(16,497)	(15,483)	(16,836)
Borrowings acquisitions (payments)	0	(8,500)	8,500
Dividends paid	(176,287)	(76,226)	(45,885)
Net cash (outflow) from financing activities	(193,549)	(100,434)	(53,263)
Net increase (decrease) in cash and cash equivalents	77,089	(7,938)	3,001
Cash and cash equivalents at the beginning of the year	3,896	11,713	8,240
Foreign exchange variation of cash and cash equivalents in subsidiary abroad	2,464	121	472
Cash and cash equivalents at the end of the year (Notes 6 and 7)	R$ 83,449	R$ 3,896	R$ 11,713